CLAYMORE EXCHANGE-TRADED FUND TRUST 2

Guggenheim Shipping ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Timber ETF
Guggenheim Frontier Markets ETF
Guggenheim Canadian Energy Income ETF
Guggenheim International Multi-Asset Income ETF

Supplement to the currently effective Statement of Additional Information (“SAI”) for the above listed Funds:

Effective December 1, 2010, the Board of Trustees has elected John Sullivan as Chief Financial Officer, Chief Accounting Officer and Treasurer of the Trust and Elizabeth H. Hudson as Secretary of the Trust.  Accordingly, the information relating to Bruce Albelda, who was serving as Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer of the Trust, and Melissa Nguyen, who was serving as Secretary of the Trust, in the Executive Officer table in the “Management” section of the SAI for the above Funds is hereby deleted and replaced with the following:

Name, Address and Year of Birth of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John L. Sullivan Year of birth: 1955	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Senior Managing Director and Head of Fund Administration of Guggenheim Funds Investment Advisors, LLC (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer for certain funds in the Fund Complex. Formerly, Managing Director and Chief Compliance Officer for each of the funds in the Van Kampen Investments fund complex (2004-2010). Formerly, Managing Director and Head of Fund Accounting and Administration for Morgan Stanley Investment Management (2002-2004).

Elizabeth H. Hudson Year of birth: 1980	Secretary	Since 2010
Assistant General Counsel of Guggenheim Funds Services Group, Inc. (2009-present). Secretary of certain funds in the Fund Complex. Formerly, Associate, Bell, Boyd & Lloyd LLP (n/k/a K&L Gates LLP) (2007-2008). J.D., Northwestern University (2004-2007).

Claymore Exchange-Traded Fund Trust 2
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference
January 13, 2011
ETF-SAIT2-011311